Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Supplemental Income Statement Elements [Abstract]
Interest expense and amortization cost of bonds	$ 16,328	¥ 113,367	¥ 172,677	¥ 130,355
Interest expense on bank and other borrowings	6,680	46,377	55,391	66,699
Interest expense on capital lease	9,605	66,687	57,189	40,849
Total interest costs	32,613	226,431	285,257	237,903
Less: Total interest costs capitalized	(4,010)	(27,842)	(11,073)	(5,883)
Interest expense, net	$ 28,603	¥ 198,589	¥ 274,184	¥ 232,020